Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Compensation to Key Management Personnel	2022 2021 Salaries and other short-term benefits 13 16 Share-based compensation 18 55 Post-employment benefits 3 4 Termination benefits 10 7 44 82